JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Bahrain — 0.2%
Ahli United Bank BSC	482,148	539,422

Brazil — 15.2%
Ambev SA*	380,584	1,586,285
Atacadao SA*	60,586	320,288
Azul SA (Preference)*	35,330	489,452
B3 SA - Brasil Bolsa Balcao	168,883	1,891,288
Banco Bradesco SA (Preference)*	341,218	2,613,354
Banco BTG Pactual SA*	47,176	819,791
Banco do Brasil SA*	155,967	1,759,026
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	76,073	357,930
BB Seguridade Participacoes SA	57,652	468,475
BR Malls Participacoes SA	66,065	284,925
BRF SA*	102,605	731,935
CCR SA	301,085	1,276,022
Cia Brasileira de Distribuicao (Preference)*	34,989	697,721
Cia de Saneamento Basico do Estado de Sao Paulo*	90,788	1,295,276
Cia de Transmissao de Energia Eletrica Paulista (Preference)	153,947	800,542
Cia Energetica de Minas Gerais (Preference)*	211,953	740,395
Cia Energetica de Sao Paulo (Preference), Class B	55,555	412,648
Cia Paranaense de Energia (Preference)	58,057	994,639
Cia Siderurgica Nacional SA	166,551	504,017
Cosan SA	48,886	911,490
CPFL Energia SA	66,481	595,793
EDP - Energias do Brasil SA*	181,534	944,845
Engie Brasil Energia SA	50,727	616,409
Equatorial Energia SA	183,774	1,031,170
Fleury SA	74,076	535,860
Gerdau SA (Preference)	110,865	522,147
Grendene SA	148,614	399,071
Hapvida Participacoes e Investimentos SA(a)	52,873	732,859
Hypera SA*	94,164	782,098
IRB Brasil Resseguros S/A	50,001	516,753
Itau Unibanco Holding SA (Preference)	399,261	3,043,915
Itausa - Investimentos Itau SA (Preference)	373,559	1,115,635
Localiza Rent a Car SA*	7,057	87,615
Lojas Renner SA*	144,550	1,945,177
M Dias Branco SA*	15,462	148,930
Magazine Luiza SA	108,506	1,413,775
Natura & Co. Holding SA	69,433	764,596
Neoenergia SA	77,195	462,348
Notre Dame Intermedica Participacoes SA	72,455	1,177,525
Petrobras Distribuidora SA*	155,992	1,050,486
Petroleo Brasileiro SA (Preference)	587,972	3,907,365
Porto Seguro SA	7,810	121,255
Rumo SA*	208,814	1,130,227
Sao Martinho SA*	54,150	314,714
Sul America SA	18,841	276,284
Telefonica Brasil SA (Preference)	100,698	1,402,568
TIM Participacoes SA*	229,036	893,126
Transmissora Alianca de Energia Eletrica SA	128,909	933,120
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A*	40,085	89,762
Vale SA*	421,495	4,958,417
WEG SA	145,952	1,349,577
YDUQS Part	76,764	950,005

		53,168,926

Chile — 1.3%
AES Gener SA	1,813,017	337,321
Aguas Andinas SA, Class A	1,143,329	428,588
Banco de Chile	2,413,127	237,604
Cencosud SA	16,129	19,952
Cia Cervecerias Unidas SA	40,189	354,786
Colbun SA	3,070,866	447,027
Enel Americas SA	7,890,531	1,554,838
Enel Chile SA	7,517,805	712,984
Engie Energia Chile SA	218,912	306,389
Parque Arauco SA	49,213	112,533

		4,512,022

China — 20.2%
Angang Steel Co. Ltd., Class H	99,800	33,356
Anhui Conch Cement Co. Ltd., Class H	194,500	1,241,433
Anhui Gujing Distillery Co. Ltd., Class A	25,300	501,306
ANTA Sports Products Ltd.	186,000	1,619,350
Autohome, Inc., ADR*	5,086	388,977
BAIC Motor Corp. Ltd., Class H(a)	225,000	110,902
Bank of China Ltd., Class H	4,315,000	1,669,159
Baoshan Iron & Steel Co. Ltd., Class A	531,700	402,837
BBMG Corp., Class H	212,000	56,639
Beijing Capital International Airport Co. Ltd., Class H	154,000	124,033
Beijing Enterprises Holdings Ltd.	47,000	205,503
Bosideng International Holdings Ltd.	1,462,000	480,664
BYD Electronic International Co. Ltd.	71,000	136,287
CGN Power Co. Ltd., Class H(a)	2,537,000	622,582
China Agri-Industries Holdings Ltd.	34,000	18,160
China CITIC Bank Corp. Ltd., Class H	468,000	244,300
China Coal Energy Co. Ltd., Class H	163,000	55,453
China Communications Services Corp. Ltd., Class H	736,000	494,004
China Conch Venture Holdings Ltd.	128,000	569,166
China Everbright Bank Co. Ltd., Class H	176,000	70,607
China Gas Holdings Ltd.	126,000	497,752

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
China Longyuan Power Group Corp. Ltd., Class H	266,000	157,276
China Medical System Holdings Ltd.	226,000	300,788
China Merchants Bank Co. Ltd., Class H	203,000	978,777
China Merchants Port Holdings Co. Ltd.	114,000	175,362
China Minsheng Banking Corp. Ltd., Class H	361,300	252,232
China Mobile Ltd.	711,500	5,848,287
China National Building Material Co. Ltd., Class H	352,250	336,732
China Petroleum & Chemical Corp., Class H	2,014,000	1,060,616
China Power International Development Ltd.	800,000	154,741
China Railway Construction Corp. Ltd., Class H	173,000	168,803
China Resources Cement Holdings Ltd.	422,000	472,114
China Resources Gas Group Ltd.	148,000	780,043
China Resources Land Ltd.	152,000	632,309
China Resources Pharmaceutical Group Ltd.(a)	298,500	249,745
China Resources Power Holdings Co. Ltd.	342,000	459,135
China Shenhua Energy Co. Ltd., Class H	550,500	967,414
China South Publishing & Media Group Co. Ltd., Class A	196,600	338,658
China State Construction International Holdings Ltd.	164,000	130,353
China Telecom Corp. Ltd., Class H	2,524,000	982,054
China Unicom Hong Kong Ltd.	1,076,000	897,621
China Vanke Co. Ltd., Class H	74,000	260,877
China Yangtze Power Co. Ltd., Class A	384,100	927,019
Chinese Universe Publishing and Media Group Co. Ltd., Class A	186,900	376,105
Chongqing Dima Industry Co. Ltd., Class A	612,000	271,446
Chongqing Rural Commercial Bank Co. Ltd., Class H	157,000	71,780
CIMC Enric Holdings Ltd.	48,000	24,502
CITIC Ltd.	451,000	509,985
CNOOC Ltd.	2,030,000	3,038,987
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	120,000	52,178
COSCO SHIPPING Ports Ltd.	162,000	114,582
Country Garden Services Holdings Co. Ltd.	69,000	222,916
CRRC Corp. Ltd., Class H	372,000	245,279
Dali Foods Group Co. Ltd.(a)	726,000	513,190
Daqin Railway Co. Ltd., Class A	406,400	443,647
Datang International Power Generation Co. Ltd., Class H	516,000	89,871
ENN Energy Holdings Ltd.	137,600	1,599,587
Foshan Haitian Flavouring & Food Co. Ltd., Class A	31,600	475,670
Fosun International Ltd.	179,076	236,821
Fujian Funeng Co. Ltd., Class A	210,500	254,578
Fujian Sunner Development Co. Ltd., Class A	95,600	277,583
G-bits Network Technology Xiamen Co. Ltd., Class A	12,100	634,486
Geely Automobile Holdings Ltd.	156,000	247,199
Great Wall Motor Co. Ltd., Class H(b)	483,500	319,478
Greattown Holdings Ltd., Class A	352,200	307,867
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,000	831,040
Guangdong Investment Ltd.	530,000	1,075,726
Guangxi Guiguan Electric Power Co. Ltd., Class A	280,600	181,372
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	40,000	128,123
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	33,100	387,752
Haitian International Holdings Ltd.	51,000	110,262
Heilongjiang Agriculture Co. Ltd., Class A	233,900	322,270
Henan Zhongyuan Expressway Co. Ltd., Class A	410,500	243,643
Huadian Power International Corp. Ltd., Class H	292,000	96,311
Huaneng Renewables Corp. Ltd., Class H	916,000	374,662
Huaxin Cement Co. Ltd., Class B	257,200	442,786
Industrial & Commercial Bank of China Ltd., Class H	4,430,000	2,940,516
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	955,400	340,217
Inner Mongolia Yitai Coal Co. Ltd., Class B	80,600	63,102
Jiangsu Expressway Co. Ltd., Class A	235,500	382,053
Jiangsu Expressway Co. Ltd., Class H	110,000	136,291
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	295,200	380,356
Jiangxi Copper Co. Ltd., Class H	92,000	108,481
Joyoung Co. Ltd., Class A	123,371	463,997
JOYY, Inc., ADR*	3,837	232,254
Kingboard Holdings Ltd.	55,000	144,729
Kunlun Energy Co. Ltd.	694,000	537,554
Kweichow Moutai Co. Ltd., Class A	12,700	1,848,675
Lee & Man Paper Manufacturing Ltd.	107,000	73,906
Legend Holdings Corp., Class H(a)	35,600	66,171
Li Ning Co. Ltd.	249,000	727,174
Liuzhou Iron & Steel Co. Ltd., Class A	410,400	298,367
Lomon Billions Group Co. Ltd., Class A	169,000	388,339

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
Longfor Group Holdings Ltd.(a)	92,000	388,254
Luye Pharma Group Ltd.(a)(b)	296,500	190,212
Maanshan Iron & Steel Co. Ltd., Class H(b)	488,000	172,602
Momo, Inc., ADR	9,076	277,726
Nanjing Iron & Steel Co. Ltd., Class A	725,500	328,738
PetroChina Co. Ltd., Class H	1,642,000	724,027
Ping An Insurance Group Co. of China Ltd., Class H	283,000	3,200,124
Sansteel Minguang Co. Ltd. Fujian, Class A	284,800	337,941
Sany Heavy Industry Co. Ltd., Class A	266,000	592,627
SDIC Power Holdings Co. Ltd., Class A	636,300	735,139
Seazen Group Ltd.*	90,000	90,350
Shaanxi Coal Industry Co. Ltd., Class A	363,000	427,658
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	304,000	362,506
Shanghai Electric Group Co. Ltd., Class H	260,000	76,843
Shanghai Industrial Holdings Ltd.	44,000	77,500
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,600	60,710
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	334,700	285,888
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	348,500	325,619
Shenzhen Expressway Co. Ltd., Class H	320,000	414,042
Shenzhen International Holdings Ltd.	80,044	159,893
Shenzhen Jinjia Group Co. Ltd., Class A	214,300	330,985
Shenzhou International Group Holdings Ltd.	111,700	1,476,654
Sichuan Expressway Co. Ltd., Class A	412,100	226,600
Sihuan Pharmaceutical Holdings Group Ltd.	738,000	83,213
Sinopec Engineering Group Co. Ltd., Class H	134,000	72,205
Sinopec Shanghai Petrochemical Co. Ltd., Class H	274,000	69,667
Sinotrans Ltd., Class H	189,000	57,835
Sinotruk Hong Kong Ltd.	257,500	442,139
Sunac China Holdings Ltd.	126,000	607,706
Tangshan Jidong Cement Co. Ltd., Class A	151,900	325,125
Tianhe Chemicals Group Ltd.*‡(a)	20,000	—
Weichai Power Co. Ltd., Class A	290,956	545,186
Weichai Power Co. Ltd., Class H	451,000	789,580
Weifu High-Technology Group Co. Ltd., Class A	127,900	330,388
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	173,800	795,988
Wuliangye Yibin Co. Ltd., Class A	54,600	945,443
Xiamen ITG Group Corp. Ltd., Class A	299,600	296,648
Xinhua Winshare Publishing and Media Co. Ltd., Class A	174,700	307,484
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	45,040	47,194
Xinxing Ductile Iron Pipes Co. Ltd., Class A	567,700	308,893
Xinyangfeng Agricultural Technology Co. Ltd., Class A	132,900	141,563
Yangzijiang Shipbuilding Holdings Ltd.	589,800	404,856
Yanzhou Coal Mining Co. Ltd., Class H	692,000	510,583
Yuexiu Property Co. Ltd.	682,000	136,517
Zhaojin Mining Industry Co. Ltd., Class H	73,500	84,681
Zhejiang Expressway Co. Ltd., Class H	408,000	333,078
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	446,900	449,934
Zhongsheng Group Holdings Ltd.	96,000	353,312
Zhuzhou CRRC Times Electric Co. Ltd., Class H	46,400	156,240
Zijin Mining Group Co. Ltd., Class H	448,000	196,584
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	741,400	544,336
ZTO Express Cayman, Inc., ADR	18,000	390,960

		70,717,268

Colombia — 0.6%
Bancolombia SA (Preference)	67,448	881,557
Ecopetrol SA	1,010,853	939,916
Grupo Aval Acciones y Valores SA (Preference)	553,452	234,651

		2,056,124

Czech Republic — 0.3%
CEZ A/S	11,945	261,574
Komercni banka A/S	7,925	272,388
Moneta Money Bank A/S(a)	55,244	201,720
O2 Czech Republic A/S	14,995	154,621

		890,303

Egypt — 0.3%
Commercial International Bank Egypt SAE	138,221	744,294
ElSewedy Electric Co.	351,777	251,142

		995,436

Greece — 0.9%
Hellenic Telecommunications Organization SA	74,103	1,106,700
JUMBO SA	39,442	803,562
Mytilineos SA	43,621	446,969
OPAP SA	60,174	749,292

		3,106,523

Hong Kong — 0.2%
Haier Electronics Group Co. Ltd.	190,000	570,707
Kingboard Laminates Holdings Ltd.	80,000	81,735
Nine Dragons Paper Holdings Ltd.	119,000	112,456

		764,898

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Hungary — 0.6%
Magyar Telekom Telecommunications plc	128,051	190,902
OTP Bank Nyrt.	23,771	1,101,120
Richter Gedeon Nyrt.	37,397	803,994

		2,096,016

India — 8.6%
Asian Paints Ltd.	19,947	501,240
Aurobindo Pharma Ltd.	30,160	203,469
Bajaj Auto Ltd.	13,597	604,275
Bajaj Finance Ltd.	4,480	273,074
Bajaj Holdings & Investment Ltd.	1,406	67,970
Bharat Petroleum Corp. Ltd.	78,453	503,230
Bharti Infratel Ltd.	157,285	547,299
Castrol India Ltd.	25,842	48,807
Coal India Ltd.	115,531	293,211
Colgate-Palmolive India Ltd.	9,688	180,101
Cummins India Ltd.	2,072	16,683
Dabur India Ltd.	75,922	526,626
Divi’s Laboratories Ltd.	14,506	395,998
Dr Reddy’s Laboratories Ltd.	14,878	651,089
Federal Bank Ltd.	19,703	25,150
GAIL India Ltd.	65,642	110,677
GlaxoSmithKline Consumer Healthcare Ltd.	1,571	194,158
Glenmark Pharmaceuticals Ltd.	13,847	60,195
Havells India Ltd.	13,939	117,626
HCL Technologies Ltd.	99,754	826,908
Hindalco Industries Ltd.	23,142	61,054
Hindustan Petroleum Corp. Ltd.	65,497	213,566
Hindustan Unilever Ltd.	105,142	2,990,997
Hindustan Zinc Ltd.	16,563	44,906
Housing Development Finance Corp. Ltd.	90,972	3,074,495
ICICI Lombard General Insurance Co. Ltd.(a)	9,082	167,799
Indian Oil Corp. Ltd.	173,638	275,806
Infosys Ltd.	349,386	3,815,454
ITC Ltd.	455,628	1,499,876
JSW Steel Ltd.	34,853	121,495
Larsen & Toubro Infotech Ltd.(a)	1,262	34,314
LIC Housing Finance Ltd.	8,920	54,454
Mphasis Ltd.	5,957	77,482
Muthoot Finance Ltd.	3,192	34,030
Nestle India Ltd.	3,621	778,353
NHPC Ltd.	439,167	150,784
NMDC Ltd.	60,042	98,085
NTPC Ltd.	409,957	648,336
Oil & Natural Gas Corp. Ltd.	244,748	372,409
Oil India Ltd.	21,533	38,986
Petronet LNG Ltd.	95,635	356,684
Piramal Enterprises Ltd.	13,582	293,427
Power Finance Corp. Ltd.*	15,299	24,938
Power Grid Corp. of India Ltd.	139,192	364,475
REC Ltd.	119,447	239,978
Reliance Industries Ltd.	175,495	3,461,540
Shriram Transport Finance Co. Ltd.	6,476	92,384
Sun Pharmaceutical Industries Ltd.	12,594	76,650
Tata Consultancy Services Ltd.	82,790	2,412,144
Tata Power Co. Ltd. (The)	118,227	95,939
Tech Mahindra Ltd.	32,017	357,422
Titan Co. Ltd.	36,961	612,235
Torrent Power Ltd.	21,010	91,215
United Breweries Ltd.	7,584	134,340
UPL Ltd.	26,202	192,786
Vedanta Ltd.	145,400	278,472
Wipro Ltd.	133,980	445,638

		30,230,734

Indonesia — 4.4%
Adaro Energy Tbk. PT	3,499,000	310,970
Astra International Tbk. PT	3,843,400	1,774,257
Bank Central Asia Tbk. PT	1,440,000	3,402,751
Bank Mandiri Persero Tbk. PT	497,100	271,812
Bank Rakyat Indonesia Persero Tbk. PT	8,576,800	2,788,361
Bukit Asam Tbk. PT	49,100	7,888
Bumi Serpong Damai Tbk. PT*	486,100	39,414
Charoen Pokphand Indonesia Tbk. PT	1,922,000	931,579
Gudang Garam Tbk. PT	122,000	497,086
Hanjaya Mandala Sampoerna Tbk. PT	2,156,500	324,672
Indofood CBP Sukses Makmur Tbk. PT	261,500	216,999
Indofood Sukses Makmur Tbk. PT	975,200	558,777
Kalbe Farma Tbk. PT	5,670,900	591,557
Matahari Department Store Tbk. PT	609,500	130,915
Media Nusantara Citra Tbk. PT	4,429,200	512,808
Perusahaan Gas Negara Tbk. PT	3,694,300	457,864
Telekomunikasi Indonesia Persero Tbk. PT	7,770,500	2,155,359
XL Axiata Tbk. PT*	1,304,500	275,512

		15,248,581

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	244,017	680,570
Gulf Bank KSCP	175,000	179,664
Humansoft Holding Co. KSC	19,187	196,858
Kuwait Finance House KSCP	375,750	1,034,031
Mobile Telecommunications Co. KSC	495,361	938,486
National Bank of Kuwait SAKP	589,511	2,036,810

		5,066,419

Malaysia — 2.6%
AirAsia Group Bhd.	395,100	137,248
AMMB Holdings Bhd.	310,200	279,052
Astro Malaysia Holdings Bhd.	404,400	117,882
Axiata Group Bhd.	358,400	374,324
CIMB Group Holdings Bhd.	460,755	552,535
DiGi.Com Bhd.	391,000	401,421
Gamuda Bhd.	101,700	95,340
Hong Leong Financial Group Bhd.	20,200	79,558
IJM Corp. Bhd.	77,900	40,017
Malayan Banking Bhd.	78,208	160,501
Maxis Bhd.	595,800	767,913
MISC Bhd.	286,800	535,782

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Malaysia — continued
Nestle Malaysia Bhd.	16,000	562,389
Petronas Chemicals Group Bhd.	263,800	396,858
Petronas Dagangan Bhd.	76,100	411,512
Petronas Gas Bhd.	223,500	872,621
PPB Group Bhd.	176,260	798,583
RHB Bank Bhd.	182,600	253,537
Telekom Malaysia Bhd.	379,400	356,290
Tenaga Nasional Bhd.	639,700	1,936,530

		9,129,893

Mexico — 4.8%
Alfa SAB de CV, Class A	774,009	582,079
Alpek SAB de CV	39,744	37,292
Banco del Bajio SA(a)	53,695	88,689
Cemex SAB de CV	1,201,737	482,717
Coca-Cola Femsa SAB de CV	90,569	553,369
El Puerto de Liverpool SAB de CV, Class C1	35,876	190,625
Fibra Uno Administracion SA de CV, REIT	426,110	700,205
Fomento Economico Mexicano SAB de CV	198,861	1,793,017
Gruma SAB de CV, Class B	37,170	395,060
Grupo Aeroportuario del Centro Norte SAB de CV	141,507	1,076,907
Grupo Aeroportuario del Pacifico SAB de CV, Class B	109,213	1,352,310
Grupo Aeroportuario del Sureste SAB de CV, Class B	53,209	1,023,292
Grupo Carso SAB de CV, Series A1	114,281	412,054
Grupo Elektra SAB de CV	5,517	403,070
Grupo Financiero Banorte SAB de CV, Class O	240,505	1,482,195
Grupo Mexico SAB de CV, Series B	684,272	1,819,004
Kimberly-Clark de Mexico SAB de CV, Class A*	294,187	608,598
Megacable Holdings SAB de CV	120,655	452,213
Orbia Advance Corp. SAB de CV	110,973	262,229
Promotora y Operadora de Infraestructura SAB de CV	64,649	699,162
Wal-Mart de Mexico SAB de CV	852,360	2,494,085

		16,908,172

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	228,600	203,562

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	15,876	205,277

Philippines — 1.2%
Ayala Corp.	10,725	152,730
Ayala Land, Inc.	321,050	261,334
BDO Unibank, Inc.	153,900	446,943
Bloomberry Resorts Corp.	576,200	102,022
Globe Telecom, Inc.	11,675	434,109
GT Capital Holdings, Inc.	9,316	123,712
International Container Terminal Services, Inc.	215,600	549,657
JG Summit Holdings, Inc.	476,580	653,822
Manila Electric Co.	76,100	383,270
Megaworld Corp.	187,400	14,889
Metro Pacific Investments Corp.	5,640,200	356,188
Metropolitan Bank & Trust Co.	109,338	123,363
PLDT, Inc.	9,430	183,455
San Miguel Corp.	94,570	260,100

		4,045,594

Qatar — 1.7%
Barwa Real Estate Co.	122,708	118,856
Commercial Bank PSQC (The)	176,852	231,768
Industries Qatar QSC	340,828	932,339
Masraf Al Rayan QSC	383,444	432,817
Qatar Electricity & Water Co. QSC	102,819	452,851
Qatar Fuel QSC	123,119	744,598
Qatar Gas Transport Co. Ltd.	594,859	387,662
Qatar International Islamic Bank QSC	49,639	127,608
Qatar National Bank QPSC	437,052	2,444,119
United Development Co. QSC	173,819	72,564

		5,945,182

Russia — 7.8%
Federal Grid Co. Unified Energy System PJSC	218,108,681	746,586
Gazprom PJSC	1,329,029	4,696,964
Inter RAO UES PJSC	14,092,516	1,271,356
LUKOIL PJSC	57,823	5,911,219
Magnit PJSC	14,637	851,804
MMC Norilsk Nickel PJSC	5,929	1,922,142
Mobile TeleSystems PJSC	252,522	1,287,927
Novatek PJSC	78,506	1,416,474
ROSSETI PJSC	30,432,251	760,654
Rostelecom PJSC	380,352	522,285
RusHydro PJSC	54,360,980	585,087
Sberbank of Russia PJSC	1,069,502	4,214,330
Sistema PJSFC	1,799,644	513,892
Surgutneftegas PJSC (Preference)	966,787	545,937
Tatneft PJSC	178,047	2,111,573
Transneft PJSC (Preference)	21	54,177

		27,412,407

Saudi Arabia — 2.0%
Almarai Co. JSC	45,737	579,027
Etihad Etisalat Co.*	110,308	774,684
Jarir Marketing Co.	15,737	674,227
Mobile Telecommunications Co. Saudi Arabia*	269,647	929,966
Saudi Airlines Catering Co.	21,030	575,463
Saudi Cement Co.	24,336	437,166
Saudi Electricity Co.	164,205	868,291
Saudi Telecom Co.	86,259	2,090,559
Seera Group Holding*	34,525	214,769

		7,144,152

South Africa — 6.0%
Absa Group Ltd.	73,949	672,951
African Rainbow Minerals Ltd.	12,676	141,978
AVI Ltd.	63,759	328,810
Barloworld Ltd.	113,815	703,322
Bid Corp. Ltd.	67,539	1,495,142
Bidvest Group Ltd. (The)	38,431	530,047
Capitec Bank Holdings Ltd.	5,527	495,730

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
South Africa — continued
Clicks Group Ltd.	59,993	967,944
Foschini Group Ltd. (The)	62,526	574,080
Impala Platinum Holdings Ltd.*	86,259	810,542
KAP Industrial Holdings Ltd.	984,259	241,991
Kumba Iron Ore Ltd.	6,302	145,719
Life Healthcare Group Holdings Ltd.	149,760	249,858
Motus Holdings Ltd.	79,361	424,874
Mr Price Group Ltd.	59,378	669,013
MTN Group Ltd.	148,815	796,665
MultiChoice Group*	98,435	700,264
Naspers Ltd., Class N	41,019	6,653,139
Nedbank Group Ltd.	41,195	534,738
Netcare Ltd.	413,536	552,447
Pioneer Foods Group Ltd.	30,533	221,544
RMB Holdings Ltd.	77,997	381,836
SPAR Group Ltd. (The)	45,779	584,785
Super Group Ltd.*	16,642	27,588
Tiger Brands Ltd.	31,847	418,020
Truworths International Ltd.	147,572	433,616
Tsogo Sun Gaming Ltd.	188,558	137,192
Vodacom Group Ltd.	144,715	1,124,903
Vukile Property Fund Ltd., REIT	79,580	94,912
Woolworths Holdings Ltd.	7,220	21,160

		21,134,810

Taiwan — 11.9%
Advantech Co. Ltd.	56,000	534,139
Asia Cement Corp.	586,000	871,633
Chang Hwa Commercial Bank Ltd.	722,912	512,055
Chicony Electronics Co. Ltd.	183,551	516,826
China Steel Corp.	1,829,000	1,393,660
Chunghwa Telecom Co. Ltd.	502,000	1,793,458
CTBC Financial Holding Co. Ltd.	2,412,395	1,749,680
Delta Electronics, Inc.	326,000	1,523,165
E.Sun Financial Holding Co. Ltd.	1,275,679	1,178,488
Eclat Textile Co. Ltd.	50,000	637,700
Eva Airways Corp.	491,077	197,444
Far Eastern New Century Corp.	847,000	785,210
Far EasTone Telecommunications Co. Ltd.	316,000	715,774
Feng TAY Enterprise Co. Ltd.	81,900	490,202
First Financial Holding Co. Ltd.	1,141,806	888,590
Formosa Chemicals & Fibre Corp.	473,000	1,320,306
Formosa Petrochemical Corp.	242,000	715,611
Formosa Plastics Corp.	672,000	2,063,516
Formosa Taffeta Co. Ltd.	333,000	370,475
Giant Manufacturing Co. Ltd.	64,000	376,869
Globalwafers Co. Ltd.	32,000	412,772
Hotai Motor Co. Ltd.	68,000	1,387,027
Hua Nan Financial Holdings Co. Ltd.	1,054,448	751,492
Lite-On Technology Corp.	322,000	498,844
Mega Financial Holding Co. Ltd.	1,261,233	1,310,418
Nan Ya Plastics Corp.	782,000	1,792,307
Novatek Microelectronics Corp.	86,000	606,400
Pou Chen Corp.	778,000	898,589
President Chain Store Corp.	121,000	1,190,422
Realtek Semiconductor Corp.*	71,000	570,451
SinoPac Financial Holdings Co. Ltd.	1,212,580	514,277
Synnex Technology International Corp.	28,200	34,801
Taishin Financial Holding Co. Ltd.	32,489	15,142
Taiwan Business Bank	1,418,304	576,052
Taiwan Cement Corp.	728,884	1,008,605
Taiwan Cooperative Financial Holding Co. Ltd.	1,085,562	744,176
Taiwan Fertilizer Co. Ltd.	264,000	416,042
Taiwan High Speed Rail Corp.	517,000	614,523
Taiwan Mobile Co. Ltd.	277,000	981,131
Taiwan Semiconductor Manufacturing Co. Ltd.	444,000	4,579,510
Unimicron Technology Corp.	194,000	241,329
Uni-President Enterprises Corp.	853,000	2,032,247
Wistron Corp.	522,000	465,208
Yuanta Financial Holding Co. Ltd.	2,042,665	1,322,789

		41,599,355

Thailand — 4.1%
Advanced Info Service PCL	232,600	1,512,219
Bangkok Bank PCL, NVDR	31,300	143,601
Bangkok Bank PCL	47,400	218,798
Bangkok Dusit Medical Services PCL, Class F	1,927,000	1,532,342
Bumrungrad Hospital PCL	102,300	437,404
Digital Telecommunications Infrastructure Fund, Class F	959,700	535,732
Electricity Generating PCL	91,800	893,378
Home Product Center PCL	1,463,900	682,764
Intouch Holdings PCL, NVDR	377,700	671,283
Krung Thai Bank PCL	1,035,400	532,756
Osotspa PCL, NVDR	221,200	311,957
PTT Exploration & Production PCL	268,300	1,070,506
PTT PCL	2,169,900	2,992,203
Ratch Group PCL	386,200	840,849
Siam Commercial Bank PCL (The)	411,500	1,283,690
Thai Union Group PCL, Class F	743,300	363,660
Total Access Communication PCL	298,500	423,149

		14,446,291

Turkey — 1.8%
Arcelik A/S*	136,854	477,050
BIM Birlesik Magazalar A/S	110,152	896,560
Ford Otomotiv Sanayi A/S	40,839	511,361
Haci Omer Sabanci Holding A/S	89,093	144,848
TAV Havalimanlari Holding A/S	168,524	766,616
Tekfen Holding A/S	231,013	742,135
Tofas Turk Otomobil Fabrikasi A/S	140,413	619,229
Turk Telekomunikasyon A/S*	648,855	841,129
Turkcell Iletisim Hizmetleri A/S	396,156	932,002
Turkiye Sise ve Cam Fabrikalari A/S	524,678	487,001

		6,417,931

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	217,320	450,731
Abu Dhabi Islamic Bank PJSC	74,904	117,259
Aldar Properties PJSC	143,236	86,521
DP World plc	25,560	354,806
Dubai Islamic Bank PJSC	174,716	271,000
Emaar Malls PJSC	200,788	99,491

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Arab Emirates — continued
Emirates Telecommunications Group Co. PJSC	357,583	1,584,909
First Abu Dhabi Bank PJSC	316,527	1,328,030

		4,292,747

United States — 0.3%
JBS SA	182,764	1,176,576

TOTAL COMMON STOCKS (Cost $330,241,986)		349,454,621

	No. of Rights (000)
RIGHTS — 0.0%
China — 0.0%
Legend Holdings Corp., expiring 12/31/2020* (Cost $—)	2,638	—

	Shares
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)(Cost $307,303)	307,303	307,303

Total Investments — 100.0% (Cost $330,549,289)		349,761,924
Other Assets Less Liabilities — 0.0%(e)		106,297

Net Assets — 100.0%		349,868,221

Percentages indicated are based on net assets.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.6%
Oil, Gas & Consumable Fuels	11.5
Wireless Telecommunication Services	5.9
Electric Utilities	4.7
Metals & Mining	4.4
Diversified Telecommunication Services	4.2
Food Products	3.5
Transportation Infrastructure	2.9
Food & Staples Retailing	2.7
Independent Power and Renewable Electricity Producers	2.5
Beverages	2.3
IT Services	2.3
Textiles, Apparel & Luxury Goods	2.2
Chemicals	2.2
Specialty Retail	2.0
Internet & Direct Marketing Retail	1.9
Industrial Conglomerates	1.8
Semiconductors & Semiconductor Equipment	1.8
Construction Materials	1.6
Health Care Providers & Services	1.5
Gas Utilities	1.4
Pharmaceuticals	1.4
Insurance	1.4
Machinery	1.2
Automobiles	1.2
Real Estate Management & Development	1.2
Multiline Retail	1.1
Household Products	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	0.1

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $240,154.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	11	03/2020	USD	577,500	(19,643)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
China	$1,803,107	$68,914,161		$—	(a)	$70,717,268
Czech Republic	416,195	474,108		—		890,303
Greece	803,562	2,302,961		—		3,106,523
Hong Kong	—	764,898		—		764,898
Hungary	803,994	1,292,022		—		2,096,016
India	5,265,125	24,965,609		—		30,230,734
Indonesia	—	15,248,581		—		15,248,581
Kuwait	2,413,332	2,653,087		—		5,066,419
Malaysia	1,617,228	7,512,665		—		9,129,893
Pakistan	—	203,562		—		203,562
Philippines	1,782,764	2,262,830		—		4,045,594
Qatar	1,877,109	4,068,073		—		5,945,182
Saudi Arabia	3,803,903	3,340,249		—		7,144,152
South Africa	7,086,026	14,048,784		—		21,134,810
Taiwan	981,131	40,618,224		—		41,599,355
Thailand	4,026,928	10,419,363		—		14,446,291
Turkey	—	6,417,931		—		6,417,931
United Arab Emirates	1,801,659	2,491,088		—		4,292,747
Other Common Stocks	106,974,362	—		—		106,974,362

Total Common Stocks	141,456,425	207,998,196		—	(a)	349,454,621

Rights	—	—	(a)	—		—	(a)
Short-Term Investments
Investment of cash collateral from securities loaned	307,303	—		—		307,303

Total Investments in Securities	$141,763,728	$207,998,196		$—	(a)	$349,761,924

Depreciation in Other Financial Instruments
Futures Contracts	$(19,643)	$—		$—		$(19,643)

(a)	Value is zero.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$1,212,618	$476,424	$1,381,739	$—	$—	$307,303	307,303	$1,962	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	670,911	266,460	937,371	—	—	—	—	1,103	—

Total	$1,883,529	$742,884	$2,319,110	$—	$—	$307,303		$3,065	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.